UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: February 28th

Date of reporting period: NOVEMBER 30, 2005                 (3rd Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Systematic Value Fund

November 30, 2005

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Common Stocks—98.2%
Consumer Discretionary—11.8%
Abercrombie & Fitch Co.	3,100		$190,092
Boyd Gaming Corp.	3,800		183,844
Federated Department Stores, Inc.	1,900		122,417
Goodyear Tire & Rubber Co.*	5,000	[1]	85,650
Harman International Industries, Inc.	2,200	[1]	214,500
J.C. Penney Co., Inc., Holding Co.	5,100		267,597
Lennar Corp.	1,300	[1]	74,984
McDonald’s Corp.	2,400		81,240
Nike, Inc., Class B	1,400	[1]	119,420
Nordstrom, Inc.	2,400	[1]	88,512
Polo Ralph Lauren Corp.	2,600		139,360
Time Warner Co., Inc.	11,400		204,972
Walt Disney Co., The	7,100		177,003
Total Consumer Discretionary			1,949,591
Consumer Staples—5.9%
Altria Group, Inc.	4,200	[1]	305,718
Archer-Daniels-Midland Co.	7,900	[1]	186,203
Coca-Cola Co., The	2,900		123,801
Kroger Co.*	10,600		206,276
Procter & Gamble Co.	2,700		154,413
Total Consumer Staples			976,411
Energy—14.5%
Chesapeake Energy Corp.	18,000	[1]	521,100
ChevronTexaco Corp.	3,500		200,585
Cimarex Energy Co.*	4,600		178,986
ConocoPhillips Co.	5,400		326,754
Exxon Mobil Corp.	12,600		731,178
Sunoco, Inc.	2,600		200,720
Transocean, Inc.*	2,200		140,448
Valero Energy Corp.	1,000		96,200
Total Energy			2,395,971
Financials—31.0%
American International Group, Inc.	5,400		362,556
AON Corp.	7,400		269,434
Bank of America Corp.	13,600		624,105
Bear Stearns Co., Inc., The	3,600		399,564
Citigroup, Inc.	10,300		500,065
E*Trade Group, Inc.*	14,600	[1]	284,992
Goldman Sachs Group, Inc.	1,700		219,232
Hartford Financial Services Group, Inc.	2,700		235,899
Host Marriott Corp.	3,900	[1]	69,810
JPMorgan Chase & Co.	8,100		309,825
Loews Corp.	2,100		202,818
Merrill Lynch & Co., Inc.	4,900		325,458
Metlife, Inc.*	3,500		180,040
Prudential Financial, Inc.	3,100		239,940
Renaissance Re Holdings, Ltd.	2,000		89,860
St. Paul Travelers Companies, Inc., The	5,500	[1]	255,915
Washington Mutual, Inc.	8,264	[1]	340,394
Zions Bancorporation	2,800	[1]	211,764
Total Financials			5,121,671
Health Care—8.7%
Amgen, Inc.*	1,700		137,581
Biogen Idec, Inc.*	3,000	[1]	128,430

Systematic Value Fund

November 30, 2005

Schedule of Portfolio Investments (unaudited)
Security Description	Shares		Value
Health Care (continued)
Biovail Corp.*	6,800		$159,936
CIGNA Corp.	1,900	[1]	213,788
Coventry Health Care, Inc.*	3,300		196,581
Johnson & Johnson Co.	2,100		129,675
Merck & Co., Inc.	5,200		152,880
Pfizer, Inc.	15,300		324,360
Total Health Care			1,443,231
Industrials—7.2%
3M Co.	1,600		125,568
Dover Corp.	4,400		177,980
General Electric Co.	4,500		160,740
Ingersoll-Rand Co., Class A	4,800	[1]	190,224
Textron, Inc.	3,800		299,820
United Technologies Corp.	4,400		236,896
Total Industrials			1,191,228
Information Technology—7.9%
EMC Corp.*	10,700		149,051
Harris Corp.	2,400	[1]	106,992
Hewlett-Packard Co.	3,600		106,812
International Business Machines Corp.	900		80,010
McAfee, Inc.*	5,100		141,831
Motorola, Inc.	6,300		151,767
National Semiconductor Corp.	4,500	[1]	116,460
Nvidia Corp.*	4,200		151,914
Tellabs, Inc.*	12,586		129,132
Teradyne, Inc.*	6,000	[1]	87,780
Texas Instruments, Inc.	2,800		90,944
Total Information Technology			1,312,693
Materials—2.2%
Allegheny Technologies, Inc.	5,700		187,986
Dow Chemical Co.	3,900	[1]	176,475
Total Materials			364,461
Telecommunication Services—4.7%
AT&T, Inc.	8,800	[1]	219,208
NII Holdings, Inc., Class B*	2,100		91,245
Sprint Nextel Corp.	8,600	[1]	215,344
Verizon Communications, Inc.	8,100		259,038
Total Telecommunication Services			784,835
Utilities—4.3%
Consolidated Edison, Inc.	3,900	[1]	177,606
Constellation Energy Group	2,100	[1]	111,279
Edison International	2,800	[1]	126,336
Exelon Corp.	3,200		166,528
PPL Corp.	4,200		123,480
Total Utilities			705,229
Total Common Stocks (cost $14,356,832)			16,245,321

	Principal Amount
U.S. Government Obligations—0.1%[4]			.
U.S. Treasury Bonds, 5.500%, 08/15/28	$339		377
U.S. Treasury Bonds, 7.250%, 05/15/16	2,307		2,810
U.S. Treasury Bonds, 7.875%, 02/15/21	136		184
U.S. Treasury Bonds, 8.875%, 08/15/17	14,080		19,712
Total U.S. Government Obligations (cost $23,083)			23,083

	Shares
Other Investment Companies—12.9%[2]
Bank of New York Institutional Cash Reserves Fund, 4.09%[3]	3,048,036		3,048,036

Systematic Value Fund

November 30, 2005

Schedule of Portfolio Investments (unaudited)
Security Description	Shares	Value
Other Investment Companies (continued)
JPMorgan Prime Money Market Fund, Institutional Class Shares, 3.92%	217,906	$217,906
Total Other Investment Companies (cost $3,265,942)		3,265,942
Total Investments—118.1% (cost $17,645,857)		19,534,346
Other Assets, less Liabilities—(18.1)%		(2,996,704)
Net Assets—100.0%		$16,537,642

Note:	Based on the cost of investments of $17,661,054 for Federal income tax purposes at November 30, 2005, the aggregate gross unrealized appreciation and depreciation were $2,083,142 and $209,850, respectively, resulting in net unrealized appreciation of investments of $1,873,292.

*	Non-income-producing security.
[1]	Some or all of these shares, amounting to a market value of $2,978,081, or 18.0% of net assets, were out on loan to various brokers.
[2]	Yield shown for an investment company represents the November 30, 2005, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]	Non-cash collateral received for securities loaned.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By: /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: December 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Peter M. Lebovitz

Peter M. Lebovitz, President

Date: December 29, 2005

By: /s/ Bruce M. Aronow

Bruce M. Aronow, Chief Financial Officer

Date: December 29, 2005